Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 2,936,879	$ 359,824
Prepaid expenses	89,975	41,756
Total Current Assets	3,026,854	401,580
Property Plant And Equipment Net	300,994	88,751
OTHER ASSETS
Intangible assets - net	488,526	431,104
TOTAL ASSETS	3,816,374	921,435
CURRENT LIABILITIES
Accounts payable	96,384	139,833
Accounts payable and accrued expenses - related party	55,606	70,216
Accrued expenses	3,338	28,377
TOTAL LIABILITIES	155,328	238,426
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized. No shares issued or outstanding.
Common stock $0.001 par value, 100,000,000 authorized,50,160,758 and 45,337,092 issued and outstanding at December 31, 2012 and December 31, 2011	50,161	45,337
Additional paid-in-capital	32,042,751	24,513,000
Accumulated deficit	(15,827)	(15,827)
Deficit accumulated during development stage	(28,416,039)	(23,859,501)
TOTAL STOCKHOLDERS EQUITY	3,661,046	683,009
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,816,374	$ 921,435